SCHEDULE OF RECONCILIATION OF INCOME TAX RATE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (215)	$ (543)
Statutory income tax rate	17.00%	17.00%
Income tax expense at statutory rate	$ (37)	$ (92)
Tax effect of non-deductible items	37	92
Under provision of tax for previous year		5
Income tax expense		$ 5